Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Commitments and Contingencies

Note 9. Commitments and Contingencies

The Company is not involved in any material lawsuits or claims arising out of the normal course of business. The nature of its business is such that disputes can occasionally arise with employees, vendors (including suppliers and subcontractors) and customers over warranties, contract specifications and contract interpretations among other things. The Company assesses these matters on a case-by-case basis as they arise. Reserves are established, as required, based on its assessment of its exposure. The Company has insurance policies to cover general liability and workers compensation related claims. In the opinion of management, the ultimate amount of liability not covered by insurance under pending litigation and claims, if any, will not have a material adverse effect on our financial position, operating results or cash flows.

Note 10. Commitments and Contingencies

Operating Lease Rentals

The Company leases office equipment and other facilities under operating leases. The leases have terms of between one and nine years, some with an option to renew the lease after that period. None of the leases includes contingent rentals. There are no restrictions placed upon the lessee by entering into these leases.

Non-cancellable operating lease rentals at June 30, 2012 are payable as follows (in thousands):

Year Ending June 30,
2013	$7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869

$28,106

Rental expense on non-cancellable operating leases was $5,593,000 and $7,201,000 in FY 2011 and FY 2012, respectively.

Sales-Type and Operating Fleet Leases

Future minimum receipts under sales-type and operating fleet leases at June 30, 2012 are as follows (in thousands):

Year Ending June 30,
2013	$8,151
2014	2,476
2015	1,235
2016	1,004
2017	855
Thereafter	3,649

$17,370

Bison Capital Put Option

In conjunction with the closing of the acquisition of Royal Wolf (see Note 1), the Company entered into a shareholders agreement with Bison Capital. The shareholders agreement, as amended, provided that, at any time after July 1, 2011, Bison Capital could require the Company to purchase from Bison Capital all of its 13.8% outstanding capital stock of GFN U.S. The purchase price for the capital stock was the greater $12,850,000, or the results of several other formulas, typically based as an 8.25 multiple of EBITDA, as defined. This provision in the shareholders agreement was referred as the “Bison Capital put option” and the Company accreted the redemption value of the Bison Capital put option in FY 2011 to net income or loss attributable to noncontrolling interest. Simultaneously with the RWH IPO (see Note 1) in May 2011, the Company satisfied the Bison Capital put option for $17,634,000 and now owns 100% of GFN U.S.

Preferred Supply Agreement

In connection with a Business Sale Agreement dated November 14, 2007, as amended, with GE SeaCo Australia Pty Ltd. and GE SeaCo SRL (collectively “GE SeaCo”), Royal Wolf entered in a preferred supply agreement with GE SeaCo. Under the preferred supply agreement, GE SeaCo agreed to sell to Royal Wolf, and Royal Wolf has agreed to purchase, all of GE SeaCo’s containers that GE SeaCo determines to sell, up to a maximum of 2,500 containers each year. The purchase price for the containers will be based on their condition and is specified in the agreement, subject to annual adjustment. In addition, Royal Wolf received a right of first refusal to purchase any additional containers that GE SeaCo desires to sell in Australia, New Zealand and Papua New Guinea. Either party may terminate the agreement upon no less than 90 days’ prior notice at any time after November 15, 2012.

Other Matters

The Company is not involved in any material lawsuits or claims arising out of the normal course of business. The nature of its business is such that disputes can occasionally arise with employees, vendors (including suppliers and subcontractors) and customers over warranties, contract specifications and contract interpretations among other things. The Company assesses these matters on a case-by-case basis as they arise. Reserves are established, as required, based on its assessment of its exposure. The Company has insurance policies to cover general liability and workers compensation related claims. In the opinion of management, the ultimate amount of liability not covered by insurance under pending litigation and claims, if any, will not have a material adverse effect on our financial position, operating results or cash flows.